Risk Management Policy - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 461,924,000	$ 384,761,000	[1]	$ 642,206,000	$ 1,022,613,000
Exchange rate fluctuations	$ 26,000,000
VaR at confidence level, percentage	95.00%
Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit	$ 690,000,000	$ 690,000,000		540,000,000
Commodity Price Risk [Member] | Ifrs Long | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle		45,000
Commodity Price Risk [Member] | Ifrs Long | Swap Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle	30,000,000
Commodity Price Risk [Member] | Ifrs Short | Swap Hedges [Member] | Coal [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle	27,000
Commodity Price Risk [Member] | Ifrs Short | Swap Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle	9,000,000
Commodity Price Risk [Member] | Ifrs Short | Forward Hedges [Member] | Coal [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle		10,700
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 461,924,000	$ 384,761,000		642,206,000
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit	$ 690,000,000	$ 690,000,000		$ 540,000,000
Interest rate risk [member].
Disclosure Of Financial Risk Management [Line Items]
Interest rate basis point	0.25%
SOFR	SOFR
Increase the monthly interest expense	$ 31,000
Decrease the monthly interest expense	$ (31,000)

[1]	See Note 3.